Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000194849 | California
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000194849 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194849 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000194849 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000194849 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000194849 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000194849 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000194849 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000194849 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000194849 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194849 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194849 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194849 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000194850 | California
Holdings [Line Items]
Percent of Net Asset Value	94.90%
C000194850 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000194850 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000194850 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000194850 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000194850 | Genl Obligations - Local
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000194850 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000194850 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000194850 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000194850 | Lease Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194850 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000194850 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194850 | Other 2
Holdings [Line Items]
Percent of Net Asset Value	21.50%